Long-Term Debt (Narrative II) (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	7 Months Ended		9 Months Ended	12 Months Ended
	Feb. 10, 2020	Feb. 26, 2020	Mar. 23, 2023	Apr. 13, 2021	Apr. 30, 2021	May 31, 2021	Jul. 31, 2023	Jul. 31, 2021	Sep. 24, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 15, 2021
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit										$ 76,000,000	$ 60,000,000	$ 744,506,000
Repayments of Debt										$ (0)	$ 276,671,000	$ 152,862,000
Line of Credit Facility, Interest Rate Description										1-month Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate										0.64%
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										July 6, 2021
Proceeds from Lines of Credit							$ 140,000,000	$ 140,000,000
Description of Scope										to finance the acquisition of the Twelve Vessels
Maturity date										July 2026
Balloon payment to be paid										$ 35,600,000
Repayments of Debt			$ 2,838,000
Line of Credit Facility, Interest Rate Description										SOFR
Debt Instrument, Basis Spread on Variable Rate										3.25%
Long-Term Debt, Gross										$ 73,283,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | First Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments										6
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 8,000,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Next Eight Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments										8
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 5,400,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Last Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments										6
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 2,200,000
$51.7 Million Deutsche Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										May 6, 2021
Description of Scope										in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,527
Repayment installments										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 1,162,450
Balloon payment to be paid										$ 28,421,000
Line of Credit Facility, Interest Rate Description										SOFR
Debt Instrument, Basis Spread on Variable Rate										3.25%
Long-Term Debt, Gross										$ 40,046,000
Line of Credit Facility, Maximum Borrowing Capacity										$ 51,670,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope										in order to finance the acquisition of six out of the Seven Vessels
Line of Credit Facility, Interest Rate Description										SOFR
Debt Instrument, Basis Spread on Variable Rate										3.50%
Long-Term Debt, Gross										$ 24,744,000
Line of Credit Facility, Maximum Borrowing Capacity													$ 64,200,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Repayment installments										16
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 668,750
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranches A, E and F [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit					$ 32,100,000
Maturity date										April 2025
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranches B and D [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit						$ 21,400,000
Maturity date										May 2025
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								$ 10,700,000
Maturity date										July 2025
$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										April 13, 2021
Proceeds from Lines of Credit				$ 51,700,000
Description of Scope										in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,648
Maturity date										April 2026
Repayment installments										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 1,275,000
Balloon payment to be paid										$ 26,200,000
Line of Credit Facility, Interest Rate Description										SOFR
Debt Instrument, Basis Spread on Variable Rate										2.75%
Long-Term Debt, Gross										$ 38,950,000
$9.0 Million Chailease Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										February 26, 2020
Proceeds from Lines of Credit		$ 9,000,000
Description of Scope										for the refinance of DVB Credit Facility
Balloon payment to be paid										$ 1,314,000
Line of Credit Facility, Interest Rate Description										SOFR
Debt Instrument, Basis Spread on Variable Rate										4.20%
Long-Term Debt, Gross										$ 2,608,000
$9.0 Million Chailease Credit Facility [Member] | 36 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments										monthly
Line of Credit Facility, Periodic Payment										$ 156,000
$9.0 Million Chailease Credit Facility [Member] | 24 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments										monthly
Line of Credit Facility, Periodic Payment										$ 86,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										September 19, 2019
Description of Scope										in order to refinance existing credit facilities that had a maturity date in December 2020, of an amount $224,310
Line of Credit Facility, Interest Rate Description										amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00%. On July 1, 2022, the interest rate is SOFR plus a margin of 3.00% plus CAS and is payable at each quarter end date
Long-Term Debt, Gross										$ 149,200,000
Number of loan tranches										2
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit									$ 230,000,000
Repayment installments										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 5,200,000
Balloon payment to be paid										$ 126,000,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 38,000,000
Repayment installments										20
Line of Credit Facility, Frequency of Payments										quarterly
Line of Credit Facility, Periodic Payment										$ 1,000,000
Balloon payment to be paid										$ 18,000,000
Extended $268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument										January 2022
Description of Scope										to refinance its outstanding Syndicated Senior Secured Credit Facility
Maturity date										December 2026
Debt Instrument, Basis Spread on Variable Rate										3.00%